Fair value measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements
18.	Fair value measurements
Financial assets and liabilities carried at fair value at December 31, 2019 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	36,374	—	—	36,374
Time deposits	153,838	—	—	153,838
Derivatives
Foreign currency forwards	—	454	—	454

Total assets at fair value	190,212	454	—	190,666

Liabilities
Derivatives
Foreign currency forwards	—	(1,271)	—	(1,271)

Total liabilities at fair value	—	(1,271)	—	(1,271)

Financial assets and liabilities carried at fair value at December 31, 2018 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money Market funds	33,833	—	—	33,833
Time deposits	135,614	—	—	135,614
Derivatives
Foreign currency forwards	—	—	—	—

Total assets at fair value	169,447	—	—	169,447

Liabilities
Derivatives
Foreign currency forwards	—	(668)	—	(668)

Total liabilities at fair value	—	(668)	—	(668)
There are three levels of inputs to measure fair value. The definition of each input is described below:
Level 1: Quoted prices in active markets that are accessible by the Company at the measurement date for identical assets and liabilities.
Level 2: Inputs that are observable, either directly or indirectly. Such prices may be based upon quoted prices for identical or comparable securities in active markets or inputs not quoted on active markets but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available.
The Company’s derivative instruments are valued using pricing models. Pricing models consider the contract terms as well as multiple inputs where applicable, such as interest rate yield curves, option volatility and foreign currency exchange rates. Derivatives are considered “Level 2” fair value measurements. The Company’s derivative instruments are typically short-term in nature.
At December 31, 2019 and 2018, the Company’s cash and cash equivalents consisted of bank deposits, time deposits and money market funds. Other financial assets and liabilities, including restricted cash, accounts receivable, accounts payable, accrued expenses and travel suppliers payable, are carried at cost which approximates their fair value because of the short-term nature of these items.